Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 237	$ 211	$ 464
Contributions to defined contribution plans	410	363	311
Total	647	$ 574	$ 775
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	205
Contributions to defined contribution plans	408
Total	613
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	32
Contributions to defined contribution plans	2
Total	$ 34